Note 3 - Significant Accounting Policies - Significant Subsidiary (Details)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Compania Minera la Luminosa S.A.C. [member]
Statement Line Items [Line Items]
Compania Minera la Luminosa S.A.C.	99.00%	99.00%